Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 6,416,000	$ 6,865,000	$ 7,180,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	570,000	315,000	370,000
Investment securities gains, net	(303,000)	(323,000)	(248,000)
Depreciation and amortization	1,066,000	1,013,000	1,049,000
Amortization of premium and discount on investment securities	119,000	669,000	737,000
Accretion of deferred loan fees, net	(245,000)	(603,000)	(237,000)
Origination of loans held for sale	(19,736,000)	(17,889,000)	(6,223,000)
Proceeds from sale of loans held for sale	20,628,000	17,549,000	6,022,000
Gains on sale of loans	(419,000)	(329,000)	(237,000)
Earnings on bank-owned life insurance	(403,000)	(624,000)	(276,000)
Deferred income taxes	(93,000)	558,000	(154,000)
Stock-based compensation expense	29,000	18,000	10,000
(Gain) loss on other real estate owned	(448,000)	(48,000)	183,000
Other real estate owned writedowns	(19,000)	102,000	123,000
(Increase) decrease in accrued interest receivable	(39,000)	(292,000)	40,000
Increase (decrease) in accrued interest payable		80,000	(49,000)
Other, net	678,000	121,000	(831,000)
Net cash provided by operating activities	7,801,000	7,182,000	7,459,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities	23,201,000	13,497,000	13,474,000
Proceeds from sale of securities	9,063,000	15,686,000	8,383,000
Purchases	(1,744,000)	(21,946,000)	(12,287,000)
Increase in loans, net	(76,199,000)	(63,937,000)	(36,222,000)
Proceeds from the sale of other real estate owned	1,607,000	1,762,000	832,000
Purchase of restricted stock	(317,000)
Purchase of bank-owned life insurance		(4,000,000)
Proceeds from death benefit	575,000
Purchase of premises and equipment	(2,166,000)	(507,000)	(902,000)
Net cash used for investing activities	(45,980,000)	(59,445,000)	(26,722,000)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	5,487,000	38,335,000	17,276,000
Increase in short-term borrowings, net	32,534,000	21,017,000	3,999,000
Repayment of other borrowings	(502,000)	(685,000)	(985,000)
Common stock issued	11,210,000
Stock options exercised	(6,000)	(7,000)	(50,000)
Proceeds from dividend reinvestment and purchase plan	519,000	651,000	590,000
Purchase of treasury stock		(6,784,000)
Cash dividends	(2,318,000)	(2,153,000)	(2,121,000)
Net cash provided by (used for) financing activities	46,924,000	50,374,000	18,709,000
Increase (decrease) in cash and cash equivalents	8,745,000	(1,889,000)	(554,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	23,750,000	25,639,000	26,193,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	32,495,000	23,750,000	25,639,000
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings	4,190,000	3,740,000	4,119,000
Income taxes	1,335,000	800,000	2,260,000
Non-cash investing transactions:
Loans to facilatate the sal of oter real estate owned	63,000
Transfers from loans to other real estate owned	720,000	638,000	1,030,000
Death benefit proceeds not yet not yet received from insurance company		$ 575,000